Right of use assets (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Right of use assets, gross	$ 3,396,194	$ 3,535,919
Accumulated amortization	980,794	472,150
Right of use assets, net	2,415,430	3,063,769
Aircraft
Right of use assets, gross	1,578,774	1,578,774
Accumulated amortization	556,891	256,778
Right of use assets, net	1,021,883	1,321,996
Office Building
Right of use assets, gross	1,799,626	1,799,626
Accumulated amortization	415,559	197,426
Right of use assets, net	1,384,067	1,602,200
Printer
Right of use assets, gross	17,794	17,794
Accumulated amortization	8,314	3,973
Right of use assets, net	9,480	13,821
Office Equipment
Right of use assets, gross	0	139,725
Accumulated amortization	0	13,973
Right of use assets, net	$ 0	$ 125,752